Expense Example - Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,262
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	$ 1,548